Net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ 45,902,481	$ 13,373,003
Weighted-average common shares outstanding - basic (in shares)	73,850,822	38,875,643
Weighted-average common shares outstanding - diluted (in shares)	73,850,822	38,875,643
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ 0.62	$ 0.34
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ 0.62	$ 0.34